ROU Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Rou Assets And Operating Lease Liabilities
Schedule of Non-Cancellable Lease Contract

As of June 30, 2026 and December 31, 2025, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Suntec Tower, Singapore	3 years and 1 month from June 1, 2026 to June 30, 2029 (including a one-month rent-free period)
Office at Shanghai, China	2 years from March 3, 2025 to March 9, 2027

a)	Amounts recognized in the unaudited condensed consolidated balance sheets:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Right-of-use assets	$1,048,599	$79,614

Operating lease liabilities
Current	$359,353	$78,281
Non-current	689,740	6,321
	$1,049,093	$84,602

Weighted average remaining lease terms (in years)	2.94	0.81

b)	Information related to operating lease activities during the six months ended June 30, 2026 and 2025 is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
ROU assets obtained in exchange for operating lease liabilities	$1,023,997	$-

Amortization of ROU assets	55,012	48,272
Accretion of operating lease liabilities	1,009	2,841
Total operating lease expenses	$56,021	$51,113

Schedule of Remaining Contractual Maturities
Twelve months ended June 30,
2027	$377,778
2028	352,399
2029	352,399
Total future lease payments	$1,082,576
Less: imputed interest	33,483
Present value of lease obligations	$1,049,093